Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Separate [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 150	$ 10,652	$ 63,150	$ 12,194
Prepayments, other receivables and other assets	47	30
Total current assets	197	10,682
Non-current assets
Investment in subsidiaries	142,214	138,588
Total non-current assets	337,243	316,095
Total assets	337,440	326,777
Current liabilities
Accounts payable	460	538
Other payables and accruals.	354	95
Interest-bearing bank and other borrowings	13,200	10,810
Total current liabilities	22,862	11,443
Total liabilities	22,862	11,443
Share premium	439,266	439,016
Share based payments reserve	21,592	20,311
Accumulated deficit	(146,292)	(144,004)
Total shareholders’ equity	314,578	315,334
Total liabilities and shareholders’ equity	337,440	326,777
Related Parties [Member]
Non-current assets
Due from related parties	195,029	177,507
Current liabilities
Due to related parties	8,848
Class A Ordinary Shares [Member]
Current liabilities
Ordinary shares, value	10	9
Class B Ordinary shares [Member]
Current liabilities
Ordinary shares, value	$ 2	$ 2